Annual Total Returns- Janus Henderson Mid Cap Value Fund (Class A C S I N R T Shares) [BarChart] - Class A C S I N R T Shares - Janus Henderson Mid Cap Value Fund - Class T	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	14.81%	(2.55%)	10.32%	25.92%	9.04%	(3.80%)	18.75%	13.88%	(13.31%)	30.16%